Summary of Significant Accounting Polices (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Net income (loss)	$ 191,922	$ (6,532,289)
Denominator:
Weighted average shares outstanding (basic)	17,123,460	17,045,824
Effect of diluted securities	139,192	0
Weighted average shares outstanding (diluted)	17,262,652	17,045,824
Earnings loss per share:
Basic	$ 0.01	$ (0.38)
Diluted	$ 0.01	$ (0.38)